Scout Investments

Scout Global Equity Fund

Supplement dated January 27, 2017 to the Prospectus dated October 31, 2016, as supplemented

The purpose of this supplement is to update the Prospectus regarding changes to the portfolio management team of the Scout Global Equity Fund (the "Fund").  Charles John no longer serves as a portfolio manager of the Fund.  Accordingly, all references to Charles John in the Prospectus are hereby deleted.

You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Investments

Scout Global Equity Fund

Supplement dated January 27, 2017 to the Statement of Additional Information ("SAI") dated October 31, 2016

The purpose of this supplement is to update the SAI regarding changes to the portfolio management team of the Scout Global Equity Fund (the "Fund").  Charles John no longer serves as a portfolio manager of the Fund.  Accordingly, all references to Charles John in the SAI are hereby deleted.

You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.